UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
						 -----------------

Check here if Amendment [  ]; Amendment Number:
						-------
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Advance Capital Management, Inc.
         ----------------------------------
Address:  One Towne Square, Suite 444
         ----------------------------------
	  Southfield, MI  48076
         ----------------------------------

Form 13F File Number:   28 - 6474
			    ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Cappelli
      ------------------------
Title: Vice President
      ------------------------
Phone: (248) 350-8543
      ------------------------

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli		 Southfield, MI		 April 17, 2002
--------------------------	-----------------	--------------------
[Signature]               	 [City, State]            [Date]

Report Type (Check only one.):

[  ] 13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         	Name

	28-115				T. Rowe Price & Assoc.
      -----------		    --------------------------------
      [Repeat as necessary.]




Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
					  -------------
Form 13F Information Table Entry Total:          84
					  -------------
Form 13F Information Table Value Total:     $  62.746
					  -------------
					   (thousands)

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number       Name

    	     28-
   ------   ---------------------       --------------------------------
    [Repeat as necessary.]






                                                        SUMMARY TABLE
                                                        March 31, 2001



                                      TITLE OF              VALUE     SHARES/    SH/  PUT/  INVESTMT        VOTING AUTHORITY
       NAME OF ISSUER                 CLASS    CUSIP     IN $1000'S   PRN AMT    PRN  CALL  DSCRETN   MGRS  SOLE
AA     ALCOA                          COM      13817101           30       800   SH         SOLE                       800
ABT    ABBOTT LABORATORIES            COM      002824100         600    11,400   SH         SOLE                    11,400
ADBE   ADOBE                          COM      00724F101         318     7,900   SH         SOLE                     7,900
ADRX   ANDRX                          COM      034553107         178     4,700   SH         SOLE                     4,700
AIG    AMERICAN INTERNATIONAL GROUP   COM      026874107       1,401    19,420   SH         SOLE                    19,420
ALTR   ALTERA                         COM      9734406           269    12,300   SH         SOLE                    12,300
AMAT   APPLIED MATERIALS              COM      038222105       1,058    19,500   SH         SOLE                    19,500
AMGN   AMGEN                          COM      031162100       1,420    23,800   SH         SOLE                    23,800
AOL    AOL TIME WARNER                COM      02364J104         957    40,450   SH         SOLE                    40,450
BA     BOEING                         COM      097023105         338     7,000   SH         SOLE                     7,000
BAC    BANKAMERICA                    COM      06605F102       1,109    16,300   SH         SOLE                    16,300
BK     BANK OF NEW YORK               COM      064057102          17       400   SH         SOLE                       400
BLS    BELLSOUTH                      COM      079860102         549    14,900   SH         SOLE                    14,900
BMET   BIOMET                         COM      90613100          325    12,000   SH         SOLE                    12,000
BMY    BRISTOL-MYERS SQUIBB           COM      110122108         664    16,400   SH         SOLE                    16,400
BUD    ANHEUSER BUSCH                 COM      035229103          42       800   SH         SOLE                       800
C      CITIGROUP                      COM      172967101       2,116    42,730   SH         SOLE                    42,730
CAH    CARDINAL HEALTHCARE            COM      14149Y108         104     1,465   SH         SOLE                     1,465
CAT    CATERPILLAR                    COM      149123101          28       500   SH         SOLE                       500
CEFT   CONCORD EFS                    COM      206197105         572    17,200   SH         SOLE                    17,200
CMCSK  COMCAST                        COM      200300200         658    20,700   SH         SOLE                    20,700
COST   COSTCO                         COM      22160Q102          32       800   SH         SOLE                       800
CPWR   COMPUWARE                      COM      205638109           5       400   SH         SOLE                       400
CSCO   CISCO SYSTEMS                  COM      17275R102       2,414   142,580   SH         SOLE                   142,580
CTAS   CINTAS                         COM      172908105         299     6,000   SH         SOLE                     6,000
CTXS   CITRIX SYSTEMS                 COM      177376100         124     7,200   SH         SOLE                     7,200
DD     DU PONT (E.I.) DE NEMOURS      COM      263534109         434     9,200   SH         SOLE                     9,200
DELL   DELL COMPUTER                  COM      247025109       1,251    47,900   SH         SOLE                    47,900
DIS    DISNEY (WALT) CO.              COM      254687106         405    17,550   SH         SOLE                    17,550
DOW    DOW CHEMICAL                   COM      260543103          20       600   SH         SOLE                       600
DUK    DUKE POWER                     COM      264399106          28       737   SH         SOLE                       737
EMC    EMC CORP                       COM      268648102         221    18,500   SH         SOLE                    18,500
F      FORD MOTOR COMPANY             COM      345370100         372    22,549   SH         SOLE                    22,549
FNM    FEDERAL NATIONAL MTGE ASSOC.   COM      313586109         743     9,300   SH         SOLE                     9,300
GCI    GANNETT                        COM      364730101          30       400   SH         SOLE                       400
GE     GENERAL ELECTRIC               COM      369604103       3,148    84,160   SH         SOLE                    84,160
GENZ   GENZYME                        COM      372917104         328     7,500   SH         SOLE                     7,500
GM     GENERAL MOTORS                 COM      370442105          32       528   SH         SOLE                       528
HD     HOME DEPOT                     COM      437076102       1,031    21,200   SH         SOLE                    21,200
HWP    HEWLETT-PACKARD                COM      428236103          20     1,100   SH         SOLE                     1,100
IBM    INTL BUS MACHINES              COM      459200101       1,487    14,300   SH         SOLE                    14,300
INTC   INTEL                          COM      458140100       4,032   132,600   SH         SOLE                   132,600
ITWO   I2 TECHNOLOGY                  COM      465754109           2       400   SH         SOLE                       400
JDSU   JDS UNIPHASE                   COM      466125101         273    46,400   SH         SOLE                    46,400
JNJ    JOHNSON & JOHNSON              COM      478160104       1,533    23,600   SH         SOLE                    23,600
JPM    J. P. MORGAN                   COM      616880100         204     5,725   SH         SOLE                     5,725
JWN    NORDSTROMS                     COM      655664100          11       460   SH         SOLE                       460
KO     COCA-COLA COMPANY              COM      191216100       1,009    19,300   SH         SOLE                    19,300
LLTC   LINEAR TECHNOLOGY              COM      535678106         610    13,800   SH         SOLE                    13,800
LLY    LILLY (ELI) & CO.              COM      532457108         724     9,500   SH         SOLE                     9,500
LU     LUCENT TECHNOLOGIES            COM      549463107           7     1,500   SH         SOLE                     1,500
MCD    MCDONALDS                      COM      580135101         358    12,900   SH         SOLE                    12,900
MDT    MEDTRONIC                      COM      585055106         583    12,900   SH         SOLE                    12,900
MEDI   MEDIMMUNE                      COM      584699102         307     7,800   SH         SOLE                     7,800
MOT    MOTOROLA                       COM      620076109          17     1,200   SH         SOLE                     1,200
MRK    MERCK                          COM      589331107       1,019    17,700   SH         SOLE                    17,700
MSFT   MICROSOFT                      COM      594918104       6,103   101,200   SH         SOLE                   101,200
MWD    MORGAN STANLEY DEAN WITTER     COM      617446448         539     9,400   SH         SOLE                     9,400
MXIM   MAXIM INTEGRATED               COM      57772K101         869    15,600   SH         SOLE                    15,600
ONE    BANK ONE                       COM      06423A103          17       405   SH         SOLE                       405
ORCL   ORACLE SYSTEMS                 COM      68389X105       1,507   117,700   SH         SOLE                   117,700
PAYX   PAYCHEX                        COM      704326107         397    10,000   SH         SOLE                    10,000
PFE    PFIZER                         COM      717081103       2,002    50,375   SH         SOLE                    50,375
PG     PROCTOR & GAMBLE               COM      742718109       1,072    11,900   SH         SOLE                    11,900
QCOM   QUALCOMM                       COM      747525103       1,218    32,350   SH         SOLE                    32,350
RD     ROYAL DUTCH PETROLEUM - ADR    COM      780257804         934    17,200   SH         SOLE                    17,200
SBC    SBC COMMUNICATIONS             COM      78387G103         942    25,149   SH         SOLE                    25,149
SEBL   SEIBEL SYSTEMS                 COM      826170102         682    20,900   SH         SOLE                    20,900
SGP    SCHERING-PLOUGH                COM      806605101         401    12,800   SH         SOLE                    12,800
STT    STATE STREET BOSTON            COM      857477103          97     1,760   SH         SOLE                     1,760
SUNW   SUN MICROSYSTEMS               COM      866810104         625    70,900   SH         SOLE                    70,900
TXN    TEXAS INSTRUMENTS              COM      882508104         549    16,600   SH         SOLE                    16,600
TYC    TYCO INTL                      COM      92857W100         443    13,700   SH         SOLE                    13,700
VOD    VODAFONE                       COM      92857T107          16       875   SH         SOLE                       875
VZ     VERIZON                        COM      92343V104         979    21,246   SH         SOLE                    21,246
WCOM   MCI WORLDCOM                   COM      55268B106           4       600   SH         SOLE                       600
WEC    WISCONSIN ENERGY CORP          COM      976657106           7       271   SH         SOLE                       271
WFC    WELLS FARGO                    COM      949746101         776    15,700   SH         SOLE                    15,700
WMT    WAL-MART STORES                COM      931142103       2,274    37,100   SH         SOLE                    37,100
WYE    WYETH                          COM      983024100         775    11,800   SH         SOLE                    11,800
XLNX   XILINX                         COM      983919101         602    15,100   SH         SOLE                    15,100
XOM    EXXON MOBIL                    COM      30231G102       2,501    57,072   SH         SOLE                    57,072
ZMH    ZIMMER HOLDIGNS                COM      99956p102           1        40   SH         SOLE                        40
TXN    TEXAS INSTRUMENTS              COM      882508104         549    16,600   SH         SOLE                    16,600

       TOTAL                                                  62,746



       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
       SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
       BALANCED FUND AND EQUITY GROWTH FUND.
       THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
       ON THEIR FORM 13F REPORT.